Property and equipment, net (Details Narrative)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 SGD ($)
Property, Plant and Equipment [Abstract]
Depreciation	$ 15,364	$ 20,777	$ 7,457	$ 10,367
Impairment loss		$ 0		$ 0